Related party transactions and balances	3 Months Ended
Nov. 30, 2021
Related party transactions [abstract]
Related party transactions and balances

24.          Related party transactions and balances

(a)	Key management compensation

Key management includes the Company’s directors, officers and any consultants with the authority and responsibility for planning, directing, and controlling the activities of an entity, directly or indirectly. Compensation awarded to key management for the three months ended November 30, 2021 includes the following:

	For the three months ended
	November 30, 2021	November 30, 2020
	$	$

Total compensation paid to key management	347,256	534,738
Share based payments	153,671	895,814

Total compensation paid to key management is recorded in consulting fees, salaries and wages and share based payments in the consolidated statement of loss and comprehensive loss for the three months ended November 30, 2021, and 2020.

Amounts due to related parties as of November 30, 2021, with respect to the above fees were $0 (August 31, 2021 – $33,349). The amounts due to related parties are recorded within accounts payable and accrued liabilities on the consolidated statement of loss and comprehensive loss. These amounts are unsecured, non-interest bearing and due on demand.

Commitment to former holders of WinView to proceeds from the patent portfolio enforcement action

Pursuant to the Business Combination agreement dated March 9, 2020, among the Company, Frankly Inc. and Winview Inc., the Company is required to pay to certain former Winview securities holders (“Stubholders”) fifty percent (50%) of the net license fees, damages awards or settlement amounts collected from third parties in connection with the Winview Patent Portfolio, after deduction of certain expenses. Certain directors of the Company are among the pool of Stubholders.

Engine Gaming and Media, Inc.

(formerly Engine Media Holdings, Inc)

Notes to the Interim Condensed Consolidated Financial Statements

For the three months ended November 30, 2021 and 2020

(Unaudited)

(Expressed in United States Dollars)